INCOME TAX - By tax Jurisdictions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
(Income) loss before income taxes:
PRC	¥ 144,885	¥ 287,250	¥ (19,765)
Other jurisdictions	844,998	661,502	568,201
Total loss before income taxes	989,883	948,752	548,436
Current tax expenses:
PRC	375,388	290,924	210,503
Other jurisdictions			14
Total current tax expenses	375,388	290,924	210,517
Deferred tax benefits:
PRC	(99,153)	(48,463)	(89,739)
Total deferred tax benefits	(99,153)	(48,463)	(89,739)
Total income taxes (benefits) expenses	¥ 276,235	¥ 242,461	¥ 120,778